SELLING, GENERAL AND ADMINISTRATIVE EXPENSES	12 Months Ended
Dec. 31, 2022
Analysis of income and expense [abstract]
SELLING, GENERAL AND ADMINISTRATIVE EXPENSES	SELLING, GENERAL AND ADMINISTRATIVE EXPENSES

	Year ended December 31,
	2022	2021	2020

Services and fees (1)	73,401	60,216	53,220
Labor cost	299,139	250,697	192,854
Depreciation of property, plant and equipment	13,990	14,153	15,920
Amortization of intangible assets	26,395	39,372	73,224
Maintenance and expenses	8,311	6,977	4,275
Taxes	170,216	160,254	97,075
Office expenses	41,921	34,968	27,314
Freight and transportation	499,127	365,455	283,808
Increase (decrease) of allowance for doubtful accounts	114	350	336
Others	11,032	17,682	14,856

Selling, general and administrative expenses	1,143,646	950,124	762,882
(1) For the year ended December 31, 2022, it includes fees accrued for professional services rendered by PwC to Ternium S.A. and its subsidiaries that amounted to $3,991, including $3,681 for audit services, $272 for audit-related services and $38 for all other services.
For the year ended December 31, 2021, it includes fees accrued for professional services rendered by PwC to Ternium S.A. and its subsidiaries that amounted to $3,241, including $3,157 for audit services, $78 for audit-related services and $6 for all other services.
For the year ended December 31, 2020, it includes fees accrued for professional services rendered by PwC to Ternium S.A. and its subsidiaries that amounted to $3,289, including $3,132 for audit services, $41 for audit-related services, $95 for tax services and $21 for all other services.